Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 3,629,150	$ 3,559,399
Trade accounts receivable, net	1,399,710	2,013,023
Other receivables	2,093,941	1,866,624
Inventories	1,638,868	1,662,422
Restricted cash	341,432	345,010
Prepaid expenses	420,454	244,315
Total current assets	9,523,555	9,690,793
Long-term assets:
Vessels, net	97,107,065	98,458,447
Restricted cash	2,434,267	2,433,768
Derivative	191,825
Total assets	109,256,712	110,583,008
Current liabilities
Long-term bank loans, current portion	21,145,320	20,645,320
Related party loan, current		2,500,000
Trade accounts payable	2,376,280	2,854,377
Accrued expenses	1,536,931	1,300,420
Accrued preferred dividends	215,338	168,676
Deferred revenues	629,969	949,364
Derivative	229,798	203,553
Due to related company	1,769,238	24,072
Total current liabilities	27,902,874	28,645,782
Long-term liabilities
Long-term bank loans, net of current portion	43,583,848	46,220,028
Derivative		362,195
Total long-term liabilities	43,583,848	46,582,223
Total liabilities	71,486,722	75,228,005
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 8,365 and 6,365 issued and outstanding)	6,105,992	8,019,636
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 6,708,946 and 6,791,847 issued and outstanding)	203,755	201,268
Additional paid-in capital	258,228,672	257,467,980
Accumulated deficit	(226,768,429)	(230,333,881)
Total shareholders’ equity	31,663,998	27,335,367
Total liabilities, mezzanine equity and shareholders’ equity	$ 109,256,712	$ 110,583,008